Summary of Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Consolidation and Presentation

Consolidation and Presentation

Our consolidated financial statements include all majority-owned subsidiaries. We have eliminated intercompany transactions. We have evaluated all subsequent events through the date our financial statements were issued.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates include, among others, allowances for doubtful receivables, promotional and product returns, income taxes, pension and postretirement benefit plans, and contingencies. These items are covered in more detail in the accompanying Footnotes (See Note 1, Note 7, Note 10, and Note 12). Actual results could differ from those estimates.

Redeemable Noncontrolling Interests

Redeemable Noncontrolling Interests

We have noncontrolling interests in five joint ventures with redemption features that could require us to purchase the noncontrolling interests at fair value in the event of a change in control of Tenneco Inc. or certain of our subsidiaries. We do not believe that it is probable that the redemption features in any of these joint venture agreements will be triggered. However, the redemption of these shares is not solely within our control. Accordingly, the related noncontrolling interests are presented as “Redeemable noncontrolling interests” in the temporary equity section of our consolidated balance sheets.

Inventories

Inventories

Our inventories are stated at the lower of cost or market value using the first-in, first-out (“FIFO”) or average cost methods. Work in process includes purchased parts such as substrates coated with precious metals.

Goodwill and Intangibles, net

Goodwill and Intangibles, net

We evaluate goodwill for impairment in the fourth quarter of each year, or more frequently if events indicate it is warranted.

In January 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update 2017-04, Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. To address concerns over the cost and complexity of the two-step goodwill impairment test, the new standard removes the second step of the test. An entity will apply a one-step quantitative test and record the amount of goodwill impairment as the excess of a reporting unit’s carrying amount over its fair value, not to exceed the total amount of goodwill allocated to the reporting unit. A public business entity should adopt the amendments in this update for its annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment test performed on testing dates after January 1, 2017. We adopted this standard in the first quarter of 2017.

We compare the estimated fair value of our reporting units with goodwill to the carrying value of the unit’s net assets to determine if a goodwill impairment exists. We estimate the fair value of each reporting unit using the income approach which is based on the present value of estimated future cash flows. The income approach is dependent on a number of factors, including estimates of market trends, forecasted revenues and expenses, capital expenditures, weighted average cost of capital and other variables. A separate discount rate derived by a combination of published sources, internal estimates and weighted based on our debt to equity ratio, was used to calculate the discounted cash flows for each of our reporting units. These estimates are based on assumptions that we believe to be reasonable, but which are inherently uncertain and outside of the control of management. If the carrying value of our reporting units exceeds their current fair value as determined based on discounted future cash flows of the related business, the goodwill is considered impaired. As a result, a goodwill impairment loss would be measured at the amount by which a reporting unit’s carrying amount exceeds its fair value, not to exceed the carrying amount of goodwill.

As a result of our goodwill impairment evaluation in the fourth quarter of 2017, we determined that the estimated fair value of the Europe and South America Ride Performance reporting unit was lower than its carrying value. Accordingly, we recorded a goodwill impairment charge of $11 million in the fourth quarter. We reached this determination based on updated long-term projections for the Europe and South America Ride Performance reporting unit provided by the Company’s annual budgeting and strategic planning process, which is completed in the fourth quarter. The 2017 annual budgeting and strategic planning process indicated that the reporting unit’s recovery period will be longer than previously expected. In the fourth quarter of 2017, the estimated fair value of our other reporting units substantially exceeded the carrying value of their assets and liabilities as of the testing date for goodwill impairment.

At December 31, 2017, accumulated goodwill impairment charges include $306 million related to our North America Ride Performance reporting unit, $43 million related to our Europe and South America Ride Performance reporting unit and $11 million related to our Asia Pacific Ride Performance reporting unit.

In the fourth quarter of 2016 and 2015, the estimated fair value of each of our reporting units exceeded the carrying value of their assets and liabilities as of the testing date for goodwill impairment.

We have capitalized certain intangible assets, primarily technology rights, trademarks and patents, based on their estimated fair value at the date we acquired them. We amortize our finite useful life intangible assets on a straight-line basis over periods ranging from 3 to 50 years. Amortization of intangibles amounted to $3 million in both 2017 and 2016, and $5 million in 2015, and are included in the statements of income caption “Depreciation and amortization of intangibles.” Estimated amortization of intangible assets over the next five years is expected to be $5 million in 2018, $4 million in 2019, $4 million in 2020, $3 million in 2021 and $2 million in 2022.

Plant, Property, and Equipment, at Cost

Plant, Property, and Equipment, at Cost

We depreciate these properties excluding land on a straight-line basis over the estimated useful lives of the assets. Useful lives range from 10 to 50 years for buildings and improvements and from 3 to 25 years for machinery and equipment.

Notes and Accounts Receivable and Allowance for Doubtful Accounts

Notes and Accounts Receivable and Allowance for Doubtful Accounts

Receivables consist of amounts billed and currently due from customers and unbilled pre-production design and development costs. Short and long-term accounts receivable outstanding were $1,317 million and $1,293 million at December 31, 2017 and 2016, respectively. The allowance for doubtful accounts on short-term and long-term accounts receivable was $16 million at both December 31, 2017 and 2016. Short and long-term notes receivable outstanding were $2 million and $4 million at December 31, 2017 and 2016, respectively. The allowance for doubtful accounts on short-term and long-term notes receivable was zero at both December 31, 2017 and 2016.

Pre-production Design and Development and Tooling Assets

Pre-production Design and Development and Tooling Assets

We expense pre-production design and development costs as incurred unless we have a contractual guarantee for reimbursement from the original equipment customer. Unbilled pre-production design and development costs recorded in prepayments and other and long-term receivables were $25 million and $22 million at December 31, 2017 and 2016, respectively. In addition, plant, property and equipment included $72 million and $62 million at December 31, 2017 and 2016, respectively, for original equipment tools and dies that we own, and prepayments and other included $117 million and $97 million at December 31, 2017 and 2016, respectively, for in-process tools and dies that we are building for our original equipment customers.

Internal Use Software Assets

Internal Use Software Assets

We capitalize certain costs related to the purchase and development of software that we use in our business operations. We amortize the costs attributable to these software systems over their estimated useful lives, ranging from 3 to 12 years, based on various factors such as the effects of obsolescence, technology, and other economic factors. Capitalized software development costs, net of amortization, were $79 million and $66 million at December 31, 2017 and 2016, respectively, and are recorded in other long-term assets. Amortization of software development costs was approximately $15 million, $12 million and $13 million for the years ended December 31, 2017, December 31, 2016, and December 31, 2015, respectively, and is included in the statements of income (loss) caption “Depreciation and amortization of intangibles.” Additions to capitalized software development costs, including payroll and payroll-related costs for those employees directly associated with developing and obtaining the internal use software, are classified as investing activities in the consolidated statements of cash flows.

Accounts Payable

Accounts Payable

Accounts payable included $77 million and $99 million at December 31, 2017 and December 31, 2016, respectively, for accrued compensation and $20 million and $27 million at December 31, 2017 and December 31, 2016, respectively, for bank overdrafts at our European subsidiaries.

Income Taxes

Income Taxes

We recognize deferred tax assets and liabilities on the basis of the future tax consequences attributable to temporary differences that exist between the financial statement carrying value of assets and liabilities and their respective tax values, and net operating losses (“NOL”) and tax credit carryforwards on a taxing jurisdiction basis. We measure deferred tax assets and liabilities using enacted tax rates that will apply in the years in which we expect the temporary differences to be recovered or paid.

We evaluate our deferred tax assets quarterly to determine if valuation allowances are required or should be adjusted. U.S. GAAP requires that companies assess whether valuation allowances should be established against their deferred tax assets based on consideration of all available evidence, both positive and negative, using a “more likely than not” standard. This assessment considers, among other matters, the nature, frequency and amount of recent losses, the duration of statutory carryforward periods, and tax planning strategies. In making such judgments, significant weight is given to evidence that can be objectively verified.

Valuation allowances have been established in certain foreign jurisdictions for deferred tax assets based on a “more likely than not” threshold. The ability to realize deferred tax assets depends on our ability to generate sufficient taxable income within the carryforward periods provided for in the tax law for each tax jurisdiction. We have considered the following possible sources of taxable income when assessing the realization of our deferred tax assets:

•	Future reversals of existing taxable temporary differences;

•	Taxable income or loss, based on recent results, exclusive of reversing temporary differences and carryforwards;

•	Tax-planning strategies; and

•	Taxable income in prior carryback years if carryback is permitted under the relevant tax law.

The valuation allowances recorded against deferred tax assets generated by taxable losses in foreign jurisdictions will impact our provision for income taxes until the valuation allowances are released. Our provision for income taxes will include no tax benefit for losses incurred and no tax expense with respect to income generated in these jurisdictions until the respective valuation allowance is eliminated.

Revenue Recognition

Revenue Recognition

We recognize revenue for sales to our original equipment and aftermarket customers when title and risk of loss passes to the customers under the terms of our arrangements with those customers, which is usually at the time of shipment from our plants or distribution centers. Generally, in connection with the sale of exhaust systems to certain original equipment manufacturers, we purchase catalytic converters and diesel particulate filters or components thereof including precious metals (“substrates”) on behalf of our customers which are used in the assembled system. These substrates are included in our inventory and “passed through” to the customer at our cost, plus a small margin, since we take title to the inventory and are responsible for both the delivery and quality of the finished product. Revenues recognized for substrate sales were $2,187 million, $2,028 million and $1,888 million in 2017, 2016 and 2015, respectively. For our aftermarket customers, we provide for promotional incentives and returns at the time of sale. Estimates are based upon the terms of the incentives and historical experience with returns. Certain taxes assessed by governmental authorities on revenue producing transactions, such as value added taxes, are excluded from revenue and recorded on a net basis. Shipping and handling costs billed to customers are included in revenues and the related costs are included in cost of sales in our consolidated statements of income.

Warranty Reserves

Warranty Reserves

Where we have offered product warranty, we also provide for warranty costs. Provisions for estimated expenses related to product warranty are made at the time products are sold or when specific warranty issues are identified on OE products. These estimates are established using historical information about the nature, frequency, and average cost of warranty claims and upon specific warranty issues as they arise. The warranty terms vary but range from one year up to limited lifetime warranties on some of our premium aftermarket products. We actively study trends of our warranty claims and take action to improve product quality and minimize warranty claims. While we have not experienced any material differences between these estimates and our actual costs, it is reasonably possible that future warranty issues could arise that could have a significant impact on our consolidated financial statements.

Earnings Per Share

Earnings Per Share

We compute basic earnings per share by dividing income available to common shareholders by the weighted-average number of common shares outstanding. The computation of diluted earnings per share is similar to the computation of basic earnings per share, except that we adjust the weighted-average number of shares outstanding to include estimates of additional shares that would be issued if potentially dilutive common shares had been issued. In addition, we adjust income available to common shareholders to include any changes in income or loss that would result from the assumed issuance of the dilutive common shares. See Note 2 to the consolidated financial statements.

Engineering, Research and Development

Engineering, Research and Development

We expense engineering, research, and development costs as they are incurred. Engineering, research, and development expenses were $158 million for 2017, $154 million for 2016, and $146 million for 2015, net of reimbursements from our customers. Our customers reimburse us for engineering, research, and development costs on some platforms when we prepare prototypes and incur costs before platform awards. Our engineering, research, and development expense for 2017, 2016 and 2015 has been reduced by $164 million, $137 million and $145 million, respectively, for these reimbursements.

Advertising and Promotion Expenses

Advertising and Promotion Expenses

We expense advertising and promotion expenses as they are incurred. Advertising and promotion expenses were $40 million, $40 million, and $54 million for the years ended December 31, 2017, 2016, and 2015, respectively.

Foreign Currency

Foreign Currency

We translate the consolidated financial statements of foreign subsidiaries into U.S. dollars using the exchange rate at each balance sheet date for assets and liabilities and a weighted-average exchange rate for revenues and expenses in each period. We record translation adjustments for those subsidiaries whose local currency is their functional currency as a component of accumulated other comprehensive income (loss) in shareholders’ equity. We recognize transaction gains and losses arising from fluctuations in currency exchange rates on transactions denominated in currencies other than the functional currency in earnings as incurred, except for those intercompany balances which are designated as long-term investments. Our results include foreign currency transaction losses of $4 million in 2017, gains of $1 million in 2016 and losses of $6 million in 2015. The amounts are recorded in cost of sales.

Risk Management Activities

We use derivative financial instruments, principally foreign currency forward purchase and sales contracts with terms of less than one year, to hedge our exposure to changes in foreign currency exchange rates. Our primary exposure to changes in foreign currency rates results from intercompany loans made between affiliates to minimize the need for borrowings from third parties. Additionally, we enter into foreign currency forward purchase and sale contracts to mitigate our exposure to changes in exchange rates on certain intercompany and third-party trade receivables and payables. We manage counter-party credit risk by entering into derivative financial instruments with major financial institutions that can be expected to fully perform under the terms of such agreements. We do not enter into derivative financial instruments for speculative purposes. In managing our foreign currency exposures, we identify and aggregate existing offsetting positions and then hedge residual exposures through third-party derivative contracts. The fair value of our foreign currency forward contracts was a net liability position of less than $1 million at both December 31, 2017 and December 31, 2016 and is based on an internally developed model which incorporates observable inputs including quoted spot rates, forward exchange rates and discounted future expected cash flows utilizing market interest rates with similar quality and maturity characteristics. We record the change in fair value of these foreign currency forward contracts as part of currency gains (losses) within cost of sales in the consolidated statements of income. The fair value of foreign currency forward contracts are recorded in prepayments and other current assets or other current liabilities in the consolidated balance sheet.

New Accounting Pronouncements

New Accounting Pronouncements

Effective January 1, 2018, we adopted Accounting Standard Update (ASU) 2017-07, Retirement Benefits. As a result of adoption, the non-service cost components of net periodic pension and postretirement benefit cost previously presented in cost of sales and selling, general, and administrative expense have been reclassified to other expense. These financial statements have been retrospectively adjusted to reflect this change in accounting principle for the years ended December 31, 2017, 2016 and 2015.

Effective January 1, 2018, we adopted ASU 2016-15, Statement of Cash Flow—Classification of certain cash receipts and cash payments (Topic 230). This ASU addresses eight specific cash flow issues with the objective of reducing the existing diversity in practice. The retrospective adoption of this ASU resulted in the reclassification of cash received to settle the deferred purchase price of factored receivables to an investing activity in our consolidated statement of cash flows. Prior to adoption this amount would have been recorded as an operating activity in the consolidated statement of cash flows. We also now present the transfer of trade receivables in exchange for a beneficial interest in the factored receivables as a non-cash investing activity.

Effective January 1, 2018, we adopted ASU 2016-18, Statement of Cash Flows—Restricted Cash (Topic 230) to eliminate diversity in practice in the presentation of restricted cash and restricted cash equivalents in the statement of cash flows. Under this standard, the change in restricted cash is no longer presented as an investing activity in the consolidated statement of cash flows.

In February 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update 2018-02, Income Statement—Reporting Comprehensive Income (Topic 220). The amendments in this update allow a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act. Consequently, the amendments allow for an election to eliminate the stranded tax effects resulting from the Tax Cuts and Jobs Act and will improve the usefulness of information reported to financial statement users. However, because the amendments only relate to the reclassification of the income tax effects of the Tax Cuts and Jobs Act, the underlying guidance that requires the effect of a change in tax laws or rates be included in income from continuing operations is not affected. The amendments in this update also require certain disclosures about stranded tax effects. The amendments in this update are effective for all entities for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. We are currently evaluating the potential impact of this new guidance on the Company’s consolidated financial statements.

In January 2017, the FASB issued Accounting Standard Update 2017-04, Intangibles —Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. To address concerns over the cost and complexity of the two-step goodwill impairment test, the new standard removes the second step of the test. An entity will apply a one-step quantitative test and record the amount of goodwill impairment as the excess of a reporting unit’s carrying amount over its fair value, not to exceed the total amount of goodwill allocated to the reporting unit. A public business entity should adopt the amendments in this update for its annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment test performed on testing dates after January 1, 2017. We adopted this standard in the first quarter of 2017.

In October 2016, the FASB issued Accounting Standard Update 2016-16, Income Taxes—Intra Entity Transfers of Assets Other Than Inventory (Topic 740). The new standard changes the accounting for income taxes when a company transfers certain tangible and intangible assets, such as equipment or intellectual property, between entities in different tax jurisdictions. The new standard does not change the current accounting for the income taxes related to transfers of inventory. For public business entities, the standard is effective for financial statements issued for annual periods beginning after December 15, 2017, and interim periods within those annual periods. The adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

In March 2016, the FASB issued Accounting Standard Update 2016-09, Compensation—Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting, as part of its initiative to reduce complexity in accounting standards. The areas for simplification in this update involve several aspects of the accounting for employee share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. For public business entities, the standard is effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods. We adopted this standard in the first quarter of 2017. The impact of the adoption resulted in the following:

•

We recorded a tax benefit of $2 million within income tax expense for the year ended December 31, 2017 related to the excess tax benefit on share-based awards. Prior to adoption, this amount would have been recorded as premium on common stock and other capital surplus.

•

We no longer reclassify the excess tax benefit from operating activities to financing activities in the statement of cash flows. Cash payments made to the taxing authorities on employees’ behalf for withheld shares are presented as financing activities. Tenneco elected to apply this change in presentation retrospectively and thus prior periods have been adjusted.

•

We excluded the excess tax benefits from the assumed proceeds available to repurchase shares in the computation of our diluted earnings per share for the quarter ended December 31, 2017. The impact was not material.

In February 2016, the FASB issued Accounting Standard Update 2016-02, Leases (Topic 842). The amendments in this update create Topic 842, Leases, and supersede the leases requirements in Topic 840, Leases. Topic 842 specifies the accounting for leases. The objective of Topic 842 is to establish the principles that lessees and lessors shall apply to report useful information to users of financial statements about the amount, timing, and uncertainty of cash flow arising from a lease. For public business entities, the standard is effective for financial statements issued for annual periods beginning after December 15, 2018, and interim periods within those annual periods. We will adopt this amendment on January 1, 2019. We are currently evaluating the potential impact of this new guidance on the Company’s consolidated financial statements.

In May 2014, the FASB issued an amendment on revenue recognition. The amendment in this update creates Topic 606, Revenue from Contracts with Customers, and supersedes the revenue recognition requirements in Topic 605, Revenue Recognition, including most industry-specific revenue recognition guidance throughout the Industry Topics of the Codification. In addition, the amendment supersedes the cost guidance in Subtopic 605-35, Revenue Recognition-Construction-Type and Production-Type Contracts, and creates new Subtopic 340-40, Other Assets and Deferred Costs-Contracts with Customers. The core principle of Topic 606 is that an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The FASB approved a one-year deferral of the effective date from January 1, 2017 to January 1, 2018, while allowing for early adoption as of January 1, 2017 for public entities. We will adopt this amendment on January 1, 2018.

The guidance permits the use of either the retrospective or modified retrospective (cumulative effect) transition method. We adopted the guidance effective January 1, 2018 using the modified retrospective method by recognizing the cumulative effect in equity at the date of initial application.

We have established a cross-functional coordinated team to implement the guidance related to the recognition of revenue from contracts with customers. We are finalizing the process of assessing our customer contracts, identifying contractual provisions that may result in a change in the timing or the amount of revenue recognized in comparison with current guidance, as well as assessing internal controls over financial reporting and the enhanced disclosure requirements of the new guidance. Under current guidance, we generally recognize revenue when products are shipped and risk of loss has transferred to the customer. Under the new requirements, the customized nature of some of our products combined with contractual provisions that provide us with an enforceable right to payment will require us to recognize revenue over time during production. Our findings to date indicate only a small number of our customers provide an enforceable right to payment and therefore would be recognized over time. The cumulative effect in equity at the date of initial application of this change in accounting is not expected to be material. In addition, we have assessed pricing provisions contained in certain of our customer contracts. Certain price adjustments if they are determined to represent an option to purchase additional product at a reduced price could grant a material right to the customer and require a deferral of revenue. While Tenneco pricing provisions contained in customer contracts are generally reflective of market conditions and customary industry pricing practices, some may provide the customer with a material right. Based on our evaluation, no pricing provisions have been considered to represent a material right. We have also evaluated how the new guidance may affect our accounting for contractually guaranteed reimbursements related to customer tooling, engineering services and pre-production costs. Under the current applicable guidance, these customer reimbursements are recorded as cost recovery offsets; whereas under the new standard these guaranteed recoveries may represent consideration from contracts with customers and be recorded as revenues. Our findings indicate these reimbursements are outside the scope of the new accounting standard and thus accounting for such reimbursements is not expected to be impacted.

Restricted Net Assets

Restricted Net Assets

In certain countries where we operate, transfers of funds out of such countries by way of dividends, loans or advances are subject to certain central bank restrictions which require approval from the central bank authorities prior to transferring funds out of these countries. The countries in which we operate that have such restrictions include China, South Africa, and Thailand. The net asset balance of our subsidiaries in the countries in which we operate that have such restrictions was $406 million and $323 million as of December 31, 2017 and 2016, respectively. These central banking restrictions do not have a significant effect on our ability to manage liquidity on a global basis.